Share-based payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares
Share-based Payments
Share based payment expenses recognized | ¥	¥ 1,509,806		¥ 1,207,581		¥ 1,010,013
Employees
Share-based Payments
Share based payment expenses recognized | ¥	¥ 283,630		¥ 261,869		¥ 247,648
Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares) | shares	2,894,700		1,950,761		1,583,290
Non-vested shares movement
Outstanding at the beginning of the period | shares	2,968,092		2,635,774
Granted | shares	2,894,700		1,950,761		1,583,290
Vested | shares	(1,034,612)		(1,084,205)
Forfeited | shares	(502,815)		(534,238)
Outstanding at the end of the period | shares	4,325,365		2,968,092		2,635,774
Restricted shares | Employees
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥	¥ 1,549,568		¥ 601,010
Share based payment expenses recognized | ¥	784,981		593,061		¥ 611,572
2012 Stock Incentive Plan | Restricted shares
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥					¥ 1,357,118
Unrecognized compensation cost related to non-vested shares | ¥	¥ 1,738,793	¥ 1,738,793	¥ 1,368,651	¥ 1,368,651
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	2 years 7 months 6 days		2 years 4 months 24 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 535.31	¥ 76.49	¥ 308.09	¥ 46.43	¥ 857.15	$ 132.92
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Forfeiture rate (as a percent)	23.00%		26.00%		29.00%